Parent company only condensed financial information - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash generated from /(used in) operating activities
Cash used in operations	¥ (637,746)	¥ (720,786)	¥ (383,704)
Net cash used in operating activities	(648,461)	(745,984)	(404,334)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired	0	0	(11,060)
Net cash generated from investing activities	318,634	1,873,169	388,435
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme		1,161	9,257
Net cash used in financing activities	(213,605)	(694,066)	(1,611,781)
Net (decrease)/increase in cash and cash equivalents	(543,432)	433,119	(1,627,680)
Cash and cash equivalents at the beginning of the year	1,907,776	1,399,370	3,055,194
Effects of exchange rate changes on cash and cash equivalents	15,129	75,287	(28,144)
Cash and cash equivalents at the end of year	1,379,473	1,907,776	1,399,370
Parent company
Cash generated from /(used in) operating activities
Cash used in operations	(44,284)	(139,011)	(51,132)
Net cash used in operating activities	(44,284)	(139,011)	(51,132)
Cash flows from investing activities
Payment for interest in subsidiaries, net of cash acquired	(1,117,823)	(3,005,546)	(1,333,804)
Proceeds from loan to subsidiaries	1,157,947	3,218,655	1,350,654
Net cash generated from investing activities	40,124	213,109	16,850
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme		1,161	9,257
Payments for shares repurchase		(74,992)
Net cash used in financing activities		(73,831)	9,257
Net (decrease)/increase in cash and cash equivalents	(4,160)	267	(25,025)
Cash and cash equivalents at the beginning of the year	7,327	6,454	31,857
Effects of exchange rate changes on cash and cash equivalents	100	606	(378)
Cash and cash equivalents at the end of year	¥ 3,267	¥ 7,327	¥ 6,454